Vessels under construction	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels under construction	Vessels under constructionAs at December 31, 2023, the vessels under construction balance includes $66,628,000 of capitalized interest for the year ended December 31, 2023 (December 31, 2022 – $49,022,000).